ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS

The components of accumulated other comprehensive loss at December 31, net of taxes, were as follows:

	2019	2018
Balance, beginning of period	$(9,146)	$(2,476)
Foreign currency translation adjustments	(3,241)	(4,226)
Loss on long term intercompany balances	(829)	(2,444)
Balance, end of period	$(13,216)	$(9,146)